Columbia Massachusetts Tax-Exempt Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Massachusetts Tax-Exempt Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectus dated March 1, 2011, as supplemented

The Fund has added Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark. Accordingly, as of May 31, 2011, the Fund's Prospectus is hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

2)	The following line is added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Massachusetts Tax-Exempt Fund- Performance Information":

	1 year	5 years	10 years
Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.96%	4.45%	4.99%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, Barclays Capital Massachusetts Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital Massachusetts Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of Massachusetts. Prior to May 31, 2011, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital Massachusetts Municipal Bond Index as a secondary benchmark effective May 31, 2011 because the Adviser believes that the additional index provides a reasonable view of the available municipal investment opportunities in Massachusetts and therefore provides an additional useful performance comparison. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Massachusetts Tax-Exempt Fund Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.96%	4.45%	4.99%